Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	¥ (456,001)	$ (70,394)	¥ (396,692)	¥ (349,205)
Interest income		57,234	8,835	82,251	84,250
Net income		210,086	32,432	161,760	95,643
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments		6,153	949	6,008	(6,982)
Share of other comprehensive income of affiliates, net of tax		37,567	5,799
Comprehensive income attributable to the Company's shareholders		253,806	39,180	167,768	88,661
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		(19,839)	(3,062)	(31,191)	(50,633)
Interest income		15,913	2,456	12,464	6,847
Equity in earnings of subsidiaries		214,012	33,038	180,487	139,429
Net income		210,086	32,432	161,760	95,643
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments		6,153	949	6,008	(6,982)
Share of other comprehensive income of affiliates, net of tax		37,567	5,799
Comprehensive income attributable to the Company's shareholders		¥ 253,806	$ 39,180	¥ 167,768	¥ 88,661

[1]	Including share-based compensation expenses of RMB45,317, RMB23,598 and RMB17,653 (US$2,725), for the years ended December 31, 2013, 2014 and 2015,respectively.